Investment Risks - Bretton Fund	May 01, 2026
Risks in General
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Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks
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Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies
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Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Micro Capitalization Companies
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Risks of Micro Capitalization Companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. Therefore, the Fund may experience considerably more risk of loss and its returns may differ significantly from funds investing in larger companies or other asset classes.

Risks of Investing in Undervalued Securities
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Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

Foreign Risks
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Foreign Risks. Foreign investments carry potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets. The Fund’s foreign investments may include investments in American Depositary Receipts (“ADRs”). ADRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange.

Fixed Income Securities Risks
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Fixed Income Securities Risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due.

Sector Risks
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Sector Risks. Sector risk is the possibility that companies that are in similar businesses may be similarly affected by particular economic or market events. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Management Risks
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Risk [Text Block]	Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.
Risk Lose Money [Member]
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Risk [Text Block]	The loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Member]
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Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.